ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2017	2016
	$	$
Liabilities related with the Smart ID acquisition (see note 9 c1)	805	805
Accrued marketing expenses	647	818
Professional services	598	318
Facilities	351	122
Legal contingent liability	17	236
Legal service providers	207	508
Other accrued expenses	1,114	690
	3,739	3,497